Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Notes Payable [Abstract]
Schedule of Convertible Note Payable

The following table illustrates the value of the 2023B convertible note payable as of September 30, 2023:

2023 B Convertible Note Payable
2023B Convertible Note Payable at Issuance	$1,970,000
(Deferred Debt Discount)	(704,975)
$1,265,025
Amortization of debt discount for period ending September 30, 2023	704,975
Balance September 30, 2023	$1,970,000
The following table illustrates the value of the convertible note payable as of December 31, 2022:
2021 Convertible Note Payable
2021 Convertible Note Payable at Issuance	$7,226,335
Payments to advisor, debt discount	(362,693)
$6,863,642
(Deferred debt discount, including beneficial conversion features of $749,551)	(1,499,102)
(Deferred debt discount from Advisor fee)	(114,043)
$5,250,496
Amortization of debt discounts for year ending December 31, 2021	1,103,730
2021 Convertible Note Payable balance at December 31, 2021	$6,354,227
2021 Convertible Note Payable balance at December 31, 2022	$0
2022 Convertible Note Payable at Issuance	$2,570,000
Deferred debt discount and payments to advisor	(529,811)
$2,040,189
Amortization of debt discounts for period	315,546
2022 Convertible Note Payable as of December 31, 2022	$2,355,735